Debt - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities with the Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 54,825	$ 59,680
Bank and other borrowings	2,551	1,321
Total (excluding interest)	57,376	61,001
Interest	22,010	23,074
Carrying amount	83,795	89,086
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(1,210)	578
Carrying amount	53,615	60,258
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(14)	0
Carrying amount	2,537	1,321
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(1,224)	578
Carrying amount	56,152	61,579
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,365	3,423
Bank and other borrowings	1,229	646
Total (excluding interest)	4,594	4,069
Interest	1,669	1,637
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	4,184	3,376
Bank and other borrowings	335	452
Total (excluding interest)	4,519	3,828
Interest	1,574	1,587
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	6,054	4,362
Bank and other borrowings	64	36
Total (excluding interest)	6,118	4,398
Interest	1,463	1,524
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,817	6,310
Bank and other borrowings	156	9
Total (excluding interest)	3,973	6,319
Interest	1,314	1,416
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,400	3,882
Bank and other borrowings	63	143
Total (excluding interest)	2,463	4,025
Interest	1,233	1,268
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	35,005	38,327
Bank and other borrowings	704	35
Total (excluding interest)	35,709	38,362
Interest	$ 14,757	$ 15,642